Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 - RELATED PARTY TRANSACTIONS

During the six months ended June 30, 2023, the Company granted 212,329 stock options, at a weighted average exercise price of $4.97 to several executive officers, and Board of Directors (“Board”) members of the Company. In addition, during the six months ended June 30, 2023 the Company granted 490,529 RSUs to several executive officers and Board members of the Company.

The fair value of the stock options that were granted during the six months ended June 30, 2023 is $438 thousand, which is expected to be recognized over a 1-4 years vesting period, and the fair value of the granted RSUs is $2,354 thousand, which is expected to be recognized over a 1-4-years vesting period.